Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Net Sales			Operating Profits
(dollars in millions)	2017	2016	2015	2017	2016	2015
Otis	$12,341	$11,893	$11,980	$2,021	$2,147	$2,338
UTC Climate, Controls & Security	17,812	16,851	16,707	3,300	2,956	2,936
Pratt & Whitney	16,160	14,894	14,082	1,460	1,545	861
UTC Aerospace Systems	14,691	14,465	14,094	2,370	2,298	1,888
Total segment	61,004	58,103	56,863	9,151	8,946	8,023
Eliminations and other	(1,167)	(859)	(765)	(38)	(368)	(268)
General corporate expenses	—	—	—	(441)	(406)	(464)
Consolidated	$59,837	$57,244	$56,098	$8,672	$8,172	$7,291

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Otis	$9,421	$8,867	$8,846	$133	$94	$83	$177	$171	$176
UTC Climate, Controls & Security	22,657	21,787	21,287	326	340	261	372	354	337
Pratt & Whitney	26,768	22,971	20,336	923	725	692	672	550	476
UTC Aerospace Systems	34,567	34,093	34,736	527	452	537	823	807	796
Total segment	93,413	87,718	85,205	1,909	1,611	1,573	2,044	1,882	1,785
Eliminations and other	3,507	1,988	2,279	105	88	79	96	80	78
Consolidated	$96,920	$89,706	$87,484	$2,014	$1,699	$1,652	$2,140	$1,962	$1,863

Schedule of Revenues From External Customers And Long Lived Assets By Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
United States Operations	$33,912	$32,335	$30,989	$4,528	$4,566	$4,391	$5,323	$4,822	$4,517
International Operations
Europe	11,879	11,151	10,945	2,058	1,933	1,882	1,817	1,538	1,525
Asia Pacific	8,770	8,260	8,425	1,488	1,484	1,641	1,113	999	994
Other	5,262	5,479	5,584	1,077	963	109	1,389	1,325	1,273
Eliminations and other	14	19	155	(479)	(774)	(732)	544	474	423
Consolidated	$59,837	$57,244	$56,098	$8,672	$8,172	$7,291	$10,186	$9,158	$8,732

Schedule Of Revenue By Major Customers By Reporting Segments [Table Text Block]

(dollars in millions)	2017	2016	2015
Pratt & Whitney	$3,347	$3,187	$2,945
UTC Aerospace Systems	2,299	2,301	2,409
Other	152	138	276
	$5,798	$5,626	$5,630

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2017	2016	2015
Europe	$5,273	$5,065	$4,366
Asia Pacific	3,634	3,449	2,902
Other	2,217	2,313	2,473
	$11,124	$10,827	$9,741